Summary of Significant Accounting Policies (Details) - Schedule of Company Disaggregate Revenue into Two Revenue Streams - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenue	$ 62,751,271	$ 81,663,901
Sales of cosmetics and other beauty products [Member]
Revenues
Total revenue	60,891,362	79,302,579
Provision of operation services [Member]
Revenues
Total revenue	$ 1,859,909	$ 2,361,322